Commitments and Contingencies - Leases (Details) $ in Thousands		3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 09, 2024 action	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Office leases
Payments made to publishers									$ 8,800
Other expense related to the payments									8,830
Revenues		$ 9,075	$ 59,472	$ 35,404	$ 21,223	$ 56,627	$ 53,205	$ 116,099	157,110	$ 89,360
Rent expense							$ 200	$ 200	$ 300	$ 300
Operating lease, weighted-average remaining lease term (in years)		4 years 9 months 18 days	6 years 1 month 6 days				4 years 9 months 18 days	6 years 1 month 6 days	5 years 6 months	6 years 7 months 6 days
Operating lease, weighted-average discount rate (as percent)		8.30%	8.40%				8.30%	8.40%	8.30%	8.30%
Subsequent Event
Office leases
Number of claims consolidated | action	2